Finance receivables	12 Months Ended
Dec. 31, 2023
Finance receivables
Finance receivables

8. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses.

Finance receivables as at December 31, 2023 are as follows:

$
Balance – January 1, 2022	—
Additions	7,805,825
Add: Interest income	183,037
Less: Interest payments	(149,906)
Less: Principal payments	(203,077)
Effects of foreign exchange	(204,223)
Balance – December 31, 2022	7,431,656
Additions	1,021,489
Add: Interest income	568,919
Less: Interest payments	(597,986)
Less: Principal payments	(526,107)
Effects of foreign exchange	197,383
Balance – December 31, 2023	8,095,354
Current	7,187,988
Non-current	907,366
Balance – December 31, 2023	8,095,354

Allowances for expected credit losses as at December 31, 2023, were $nil. Finance receivables earn fees at fixed rates and have an average term to maturity of two years from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property, except for the loan issued to a related party (Note 21). Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following:

December 31, 2023
$
Minimum payments receivable	8,527,569
Unearned income	(432,215)
Net investment	8,095,354
Allowance for credit losses	—
Finance receivables, net	8,095,354

As at December 31, 2023, all loans were classified as stage 1 and there were no changes between stages during the year.